Property, equipment and software, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, equipment and software, net

10.	Property, equipment and software, net

Property, equipment and software, net consisted of the following:

	As of December 31,
	2024	2025
	(in thousands)
Cost
Building	41,484	137,048
Building improvements	1,632	1,632
Leasehold improvements	148	—
Computers and electronic equipment	9,836	12,388
Furniture	1,155	1,229
Motor vehicles	358	640
Software	5,524	5,582
Construction in progress (Note a)	107,942	—
Total cost	168,079	158,519
Less: Accumulated depreciation and amortization	(10,804)	(16,654)
Provision for the impairment of property, equipment and software	(210)	(284)
Property, equipment and software, net	157,065	141,581

Note a: The balance of construction in progress as of December 31, 2024 was RMB 107,942,000, which primarily represented the prepayments and renovation expenses for a premise located in Shanghai. In January 2025, the construction and renovation were completed and the premise reached its intended use. Consequently, the total balance was transferred from construction in progress to buildings during the first quarter of 2025. During the year ended December 31, 2025, the Group received a refund of RMB 16,546,000 from the counterparty due to a discrepancy where the actual floor area delivered was less than the area specified in the original purchase agreement. This refund was recognized as a reduction to the cost of the buildings.

Provision for the impairment of property, equipment and software recorded for the years ended December 31, 2024 and 2025 was RMB210,000 and RMB74,000, respectively, and was recorded in “Impairment of long-lived assets”. The impairment was related to the modules of certain mining products which were discontinued.

Depreciation and amortization expenses recognized for the years ended December 31, 2023, 2024 and 2025 are summarized as follows:

	For the year ended December 31,
	2023	2024	2025
	(in thousands)
Research and development expenses	3,491	3,841	3,246
Sales and marketing expenses	115	171	83
General and administrative expenses	224	495	2,850
Total	3,830	4,507	6,179